Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Credit Risk Exposure

The total balance exposed to credit risk at the reporting date was:

	2017	2016	2015
	(€’000)
Trade receivables	113,518	91,451	79,128
Accrued revenue	36,575	34,560	39,442
Rental and other supplier deposits	3,736	3,056	2,929
Other investments	3,693	1,942	—
Collaterized cash	4,053	3,729	4,868
Cash and cash equivalents	38,484	115,893	53,686
	200,059	250,631	180,053

Schedule of Credit Risk Exposure for Trade Receivables

The exposure to credit risk for trade receivables at the reporting date by geographic region was:

	2017	2016	2015
	(€’000)
UK, France, Germany and The Netherlands	88,634	71,099	62,448
Rest of Europe	23,995	19,807	16,246
Corporate	889	545	434
	113,518	91,451	79,128

Schedule of Aging of Trade Receivables

The aging of trade receivables as at the reporting date was:

	2017		2016		2015
	Gross	Allowance	Gross	Allowance	Gross	Allowance
	(€’000)
Not past due	88,530	—	69,771	—	66,016	—
Past due 0–30 days	9,448	—	12,027	—	7,569	—
Past due 31–120 days	13,111	39	7,329	8	3,589	20
Past due 121 days–1 year	2,295	223	2,358	234	1,797	111
More than 1 year	725	329	324	116	349	61
	114,109	591	91,809	358	79,320	192

Schedule of Allowance for Impairment

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2017	2016	2015
	(€’000)
Balance as at 1 January	358	192	273
Impairment loss recognized	316	285	144
Write-offs	(83)	(119)	(225)
Balance as at 31 December	591	358	192

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities, including interest payments and excluding the impact of netting agreements.

December 31, 2017

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	628,141	737,500	37,500	700,000	—
Finance lease liabilities	51,127	70,492	4,389	29,625	36,478
Mortgages	53,640	59,684	9,380	33,149	17,155
2017 Senior Secured Revolving Facility	100,000	100,000	100,000	—	—
Trade and other payables(1)	145,412	145,412	145,225	26	161
	978,320	1,113,088	296,494	762,800	53,794

December 31, 2016

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	629,327	775,000	37,500	737,500	—
Finance lease liabilities	51,718	75,394	4,346	31,904	39,144
Mortgages	54,412	60,792	12,137	28,980	19,675
Trade and other payables(1)	95,803	95,803	95,624	26	153
	831,260	1,006,989	149,607	798,410	58,972

December 31, 2015

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	475,503	617,500	28,500	589,000	—
Finance lease liabilities	34,582	53,244	2,990	30,230	20,024
Mortgages	44,073	49,748	4,466	34,120	11,162
Other loans	1,605	1,629	1,629	—	—
Trade and other payables(1)	89,743	89,743	89,743	—	—
	645,506	811,864	127,328	653,350	31,186

Notes:—

(1)	The carrying amount excludes accrued interest on Senior Secured Notes and mortgages, deferred revenues and rental holidays.

Schedule of Foreign Exchange Rates

The following significant exchange rates applied during the year:

	Average rate			Report date mid-spot rate
	2017	2016	2015	2017	2016	2015
Euro
GBP 1	1.141	1.220	1.379	1.126	1.167	1.357
CHF 1	0.897	0.918	0.937	0.855	0.931	0.923
DKK 1	0.134	0.134	0.134	0.134	0.135	0.134
SEK 1	0.104	0.106	0.107	0.102	0.104	0.109

Schedule of Sensitivity Analysis

This analysis assumes that all other variables, in particular interest rates, remained constant and was performed on the same basis for 2016 and 2015.

	Equity	Profit or loss
	(€’000)
December 31, 2017
GBP	(5,148)	(1,712)
CHF	(4,755)	(148)
DKK	(2,512)	(246)
SEK	(1,348)	(196)
December 31, 2016
GBP	(3,490)	(127)
CHF	(4,990)	(186)
DKK	(2,268)	(211)
SEK	(1,179)	38
December 31, 2015
GBP	(3,848)	(1,290)
CHF	(4,757)	(148)
DKK	(2,042)	(186)
SEK	(356)	(137)

Schedule of Financial Instruments by Type of Interest Rate

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Carrying amount
	2017	2016	2015
	(€’000)
Fixed-rate instruments
Senior Secured Notes	628,141	629,327	475,503
Finance lease liabilities	51,127	51,718	34,582
Mortgages	4,927	5,400	5,870
Other loans	—	—	1,605
	684,195	686,445	517,560
Variable-rate instruments
Mortgages	48,713	49,012	38,203
2017 Senior Secured Revolving Facility	99,904	—	—
	148,617	49,012	38,203
	832,812	735,457	555,763

Schedule of Financial Instruments by Type of Interest Rates

This analysis assumes that all other variables, in particular foreign currency rates, remained constant.

	Profit or loss		Equity
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
	(€’000)
December 31, 2017
Variable rate instruments	(1,021)	1,021	(76)	76
December 31, 2016
Variable rate instruments	(478)	478	(84)	84
December 31, 2015
Variable rate instruments	(261)	261	(91)	91

Schedule of Fair Value of Assets and Liabilities

The values of the instruments are:

	Carrying value	Fair value
	(€’000)
		Level 1	Level 2	Level 3
December 31, 2017
Senior secured notes 6.00% due 2020	(628,141)	(647,000)	—	—
2017 Senior Secured Revolving Facility	(99,904)	—	(99,904)	—
Finance leases	(51,127)	—	(54,282)	—
Mortgages	(53,640)	—	(53,640)	—
Other investments	3,693	—	3,693	—
Interest rate swap	(255)	—	(255)	—
Conversion option	0	—	—	0
December 31, 2016
Senior secured notes 6.00% due 2020	(629,327)	(657,000)	—	—
Finance leases	(51,718)	—	(55,625)	—
Mortgages	(54,412)	—	(54,412)	—
Other investments	1,942	—	1,942	—
Interest rate swap	(367)	—	(367)	—
Conversion option	0	—	—	0
December 31, 2015
Senior secured notes 6.00% due 2020	(475,503)	(502,000)	—	—
Finance leases	(34,582)	—	(41,012)	—
Mortgages	(44,073)	—	(44,073)	—
Interest rate swap	(321)	—	(321)	—

Schedule of Net Debt to Equity Ratio

The Board of Directors monitors the return on capital based on a ratio calculated as Total liabilities minus Cash and cash equivalents, divided by Shareholders ‘equity:

	2017	2016	2015
	(€’000)
Total liabilities	1,105,343	933,896	744,647
Less: cash	(38,484)	(115,893)	(53,686)
	1,066,859	818,003	690,961
Equity
Total equity	596,728	548,769	507,417
Ratio of Total liabilities minus Cash and cash equivalents, divided by Shareholders’equity:	1.79	1.49	1.36